Investment in Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Investment	Mar. 31, 2013 Investment	Mar. 31, 2012
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 3,083	¥ 1,662	¥ 4,730
Proceeds from sales of available-for-sale securities	318,697	417,534	279,367
Available-for-sale securities gross realized gains	14,517	17,830	9,882
Available-for-sale securities gross realized losses	368	578	963
Write-downs of securities	7,989	22,838	16,470
Aggregate carrying amount of other securities accounted for under the cost method	80,953	86,406
Aggregate carrying amount of other securities not evaluated for impairment	72,089	83,591
Investment funds fair value	11,433	5,800
Number of investment securities in an unrealized loss position	184	132
Interest income on investment securities	12,393	11,505	15,169
Carrying amount of debt securities acquired with evidence of deterioration of credit quality	1,267	5,556
Nominal value of debt securities acquired with evidence of deterioration of credit quality	6,112	14,951
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	1,074	4,994
CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments, gross unrealized losses	102	435	857
Non-credit components of other-than-temporary impairments, gross unrealized gains	59
Non-credit components of other-than-temporary impairments losses, accumulated other comprehensive income	65	277	547
Non-credit components of other-than-temporary impairments gains, accumulated other comprehensive income	38
Other securities
Schedule of Investments [Line Items]
Investment funds fair value	6,317	5,800
Available-for-sale securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 5,116